Note 9 - Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower		December 31, 2011	December 31, 2012
Alterwall Business Inc./ Allendale Investments S.A	(a)	-	-
Xenia International Corp	(b)	2,420,000	-
Prospero Maritime Inc.	(c)	6,325,000	4,675,000
Xingang Shipping Ltd. / Alcinoe Shipping Ltd	(d)	7,000,000	6,000,000
Manolis Shipping Ltd.	(e)	7,120,000	6,480,000
Trust Navigation Corp. / Tiger Navigation Co.	(f)	2,200,000	2,000,000
Saf-Concord Shipping Ltd.	(g)	7,250,000	6,250,000
Eleni Shipping Ltd.	(h)	8,400,000	7,000,000
Pantelis Shipping Corp.	(i)	9,600,000	8,480,000
Aggeliki Shipping Ltd.	(j)	7,288,000	6,076,000
Noumea Shipping Ltd.	(k)	17,310,000	14,620,000
		74,913,000	61,581,000
Less: Current portion		(13,332,000)	(15,937,000)
Long-term portion		$61,581,000	$45,644,000

Schedule of Future Annual Loan Repayments [Table Text Block]
To December 31:
2013	15,937,000
2014	12,862,000
2015	16,612,000
2016	12,170,000
2017	4,000,000
Thereafter	-
Total	$61,581,000